SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Apr. 30, 2016	Jan. 31, 2017
Derivative liability	$ 395,619	$ 48,062
Furniture And Fixtures [Member]
Estimated useful life of the related asset	5 years
Machinery And Equipment [Member]
Estimated useful life of the related asset	5 years
Software And Hardware [Member]
Estimated useful life of the related asset	5 years
Level 1 [Member]
Derivative liability	$ 395,619
Level 2 [Member]
Derivative liability
Level 3 [Member]
Derivative liability	$ 395,619	$ 48,062